Derivative Financial Instruments - Disclosure of Open Position at the Reporting Date (Details) oz in Thousands, R / kg in Thousands, $ in Millions	Jun. 30, 2023 USD ($) R / $ $ / oz oz R / kg
Rand Gold Hedging Contracts | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	552
Rand Gold Hedging Contracts | Cash flow hedges | FY23 Q1
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	78
Rand Gold Hedging Contracts | Cash flow hedges | FY23 Q2
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	78
Rand Gold Hedging Contracts | Cash flow hedges | FY23 Q3
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	78
Rand Gold Hedging Contracts | Cash flow hedges | FY23 Q4
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	72
Rand Gold Hedging Contracts | Cash flow hedges | FY24 Q1
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	72
Rand Gold Hedging Contracts | Cash flow hedges | FY24 Q2
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	72
Rand Gold Hedging Contracts | Cash flow hedges | FY24 Q3
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	66
Rand Gold Hedging Contracts | Cash flow hedges | FY24 Q4
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	36
US$ Gold Hedging Contracts | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	55
US$ Gold Hedging Contracts | Cash flow hedges | FY23 Q1
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	9
US$ Gold Hedging Contracts | Cash flow hedges | FY23 Q2
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	9
US$ Gold Hedging Contracts | Cash flow hedges | FY23 Q3
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	9
US$ Gold Hedging Contracts | Cash flow hedges | FY23 Q4
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	9
US$ Gold Hedging Contracts | Cash flow hedges | FY24 Q1
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	9
US$ Gold Hedging Contracts | Cash flow hedges | FY24 Q2
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	6
US$ Gold Hedging Contracts | Cash flow hedges | FY24 Q3
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	3
US$ Gold Hedging Contracts | Cash flow hedges | FY24 Q4
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	1
Zero cost collars
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 562
Zero cost collars | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	18.25
Zero cost collars | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	20.23
Zero cost collars | FY23 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 78
Zero cost collars | FY23 Q1 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	17.47
Zero cost collars | FY23 Q1 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	19.38
Zero cost collars | FY23 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 78
Zero cost collars | FY23 Q2 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	17.64
Zero cost collars | FY23 Q2 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	19.58
Zero cost collars | FY23 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 78
Zero cost collars | FY23 Q3 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	17.81
Zero cost collars | FY23 Q3 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	19.76
Zero cost collars | FY23 Q4
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 78
Zero cost collars | FY23 Q4 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	18.04
Zero cost collars | FY23 Q4 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	20.03
Zero cost collars | FY24 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 78
Zero cost collars | FY24 Q1 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	18.25
Zero cost collars | FY24 Q1 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	20.25
Zero cost collars | FY24 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 76
Zero cost collars | FY24 Q2 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	18.72
Zero cost collars | FY24 Q2 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	20.73
Zero cost collars | FY24 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 66
Zero cost collars | FY24 Q3 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	19.33
Zero cost collars | FY24 Q3 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	21.35
Zero cost collars | FY24 Q4
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 30
Zero cost collars | FY24 Q4 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	19.98
Zero cost collars | FY24 Q4 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	22.01
Forward contracts
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 250
Price of derivative instrument at fair value through profit and loss | R / $	18.96
Forward contracts | FY23 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 36
Price of derivative instrument at fair value through profit and loss | R / $	18.49
Forward contracts | FY23 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 36
Price of derivative instrument at fair value through profit and loss | R / $	18.65
Forward contracts | FY23 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 36
Price of derivative instrument at fair value through profit and loss | R / $	18.83
Forward contracts | FY23 Q4
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 36
Price of derivative instrument at fair value through profit and loss | R / $	19.06
Forward contracts | FY24 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 36
Price of derivative instrument at fair value through profit and loss | R / $	19.39
Forward contracts | FY24 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 33
Price of derivative instrument at fair value through profit and loss | R / $	19.67
Forward contracts | FY24 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 24
Price of derivative instrument at fair value through profit and loss | R / $	20.19
Forward contracts | FY24 Q4
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 13
Price of derivative instrument at fair value through profit and loss | R / $	20.50
Rand Gold Hedging Contracts
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | R / kg	1,181
Rand Gold Hedging Contracts | FY23 Q1
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | R / kg	1,074
Rand Gold Hedging Contracts | FY23 Q2
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | R / kg	1,099
Rand Gold Hedging Contracts | FY23 Q3
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | R / kg	1,134
Rand Gold Hedging Contracts | FY23 Q4
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | R / kg	1,159
Rand Gold Hedging Contracts | FY24 Q1
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | R / kg	1,185
Rand Gold Hedging Contracts | FY24 Q2
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | R / kg	1,230
Rand Gold Hedging Contracts | FY24 Q3
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | R / kg	1,315
Rand Gold Hedging Contracts | FY24 Q4
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | R / kg	1,388
US$ Gold Hedging Contracts
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | $ / oz	2,043
US$ Gold Hedging Contracts | FY23 Q1
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | $ / oz	1,860
US$ Gold Hedging Contracts | FY23 Q2
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | $ / oz	1,941
US$ Gold Hedging Contracts | FY23 Q3
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | $ / oz	2,052
US$ Gold Hedging Contracts | FY23 Q4
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | $ / oz	2,106
US$ Gold Hedging Contracts | FY24 Q1
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | $ / oz	2,127
US$ Gold Hedging Contracts | FY24 Q2
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | $ / oz	2,150
US$ Gold Hedging Contracts | FY24 Q3
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | $ / oz	2,171
US$ Gold Hedging Contracts | FY24 Q4
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | $ / oz	2,187
Total Gold
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	607
Total Gold | FY23 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	87
Total Gold | FY23 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	87
Total Gold | FY23 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	87
Total Gold | FY23 Q4
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	81
Total Gold | FY24 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	81
Total Gold | FY24 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	78
Total Gold | FY24 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	69
Total Gold | FY24 Q4
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	37
US$ silver contracts
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	1,540
US$ silver contracts | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	24.62
US$ silver contracts | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	27.50
US$ silver contracts | FY23 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	240
US$ silver contracts | FY23 Q1 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	24.09
US$ silver contracts | FY23 Q1 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	26.87
US$ silver contracts | FY23 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	240
US$ silver contracts | FY23 Q2 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	24.35
US$ silver contracts | FY23 Q2 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	27.12
US$ silver contracts | FY23 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	240
US$ silver contracts | FY23 Q3 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	24.53
US$ silver contracts | FY23 Q3 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	27.31
US$ silver contracts | FY23 Q4
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	240
US$ silver contracts | FY23 Q4 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	24.54
US$ silver contracts | FY23 Q4 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	27.42
US$ silver contracts | FY24 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	210
US$ silver contracts | FY24 Q1 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	24.66
US$ silver contracts | FY24 Q1 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	27.66
US$ silver contracts | FY24 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	210
US$ silver contracts | FY24 Q2 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	24.92
US$ silver contracts | FY24 Q2 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	27.92
US$ silver contracts | FY24 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	120
US$ silver contracts | FY24 Q3 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	25.59
US$ silver contracts | FY24 Q3 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	28.59
US$ silver contracts | FY24 Q4
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	40
US$ silver contracts | FY24 Q4 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	25.86
US$ silver contracts | FY24 Q4 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	28.86